Investments in Associates and Joint Ventures - Share of comprehensive (loss) income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Investments in associates and joint ventures
Revenue	$ 73,767,930		$ 75,526,609		$ 73,915,432
Depreciation and amortization	21,891,217		21,592,538		21,747,513
Interest income	3,307,454		2,151,109		560,026
Interest expense	7,654,334		9,455,578		9,105,998
(Expense) income from continuing operations	(8,807,252)		(10,938,361)		768,885
Income taxes (expense) benefit	2,678,245		(1,227,462)		1,673,054
Net (loss) income	(8,807,252)		45,283,824		7,354,785
Comprehensive (loss) income	(7,895,536)		48,068,404		9,289,654
Share of income of associates and joint ventures, net	(4,086,628)		(7,378,249)		3,671,030
Total	4,278,531		4,245,546		245,714
Income before income taxes from discontinued operations			56,222,185		6,585,900
Other comprehensive income	911,716		2,784,580		1,934,869
Associates | Joint ventures
Investments in associates and joint ventures
Share of income of associates and joint ventures, net	9,223		40,287		111,629
Foreign currency translation adjustments, net					58
Other items of comprehensive income (loss), net	85		(114)		12,883
Total	85		(114)		12,941
Share of comprehensive income of associates and joint ventures	$ 9,308		$ 40,173		$ 124,570
TelevisaUnivision (formerly known as UH II)
Investments in associates and joint ventures
Revenue		$ 4,928,000		$ 4,609,600		$ 2,841,000
Depreciation and amortization		570,700		524,300		251,500
Interest income		100,300		11,400		400
Interest expense		716,800		610,300		420,387
(Expense) income from continuing operations		(513,000)		(1,203,200)		550,128
Income taxes (expense) benefit		(129,200)		(232,400)		36,872
Net (loss) income		(642,200)		(1,435,600)		587,000
Other comprehensive income		535,400		471,113		32,000
Comprehensive (loss) income		(106,800)		(964,487)		$ 619,000
Preferred dividends received from TelevisaUnivision		$ 41,250		$ 37,812